FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

May 12, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $203,099 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/06                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    3,224    780,057   SH          SOLE              780,057
AMR Corp                         COM              001765906      713      4,837   SH  PUT     SOLE                4,837
Ball Corp                        COM              005849856      879      3,139   SH  PUT     SOLE                3,139
BE Aerospace, Inc.               COM              073302101   31,777  1,265,014   SH          SOLE            1,265,014
Constar Intl Inc New             COM              21036U107    1,207    362,528   SH          SOLE              362,528
Crown Holdings Inc               COM              228368106   32,630  1,839,365   SH          SOLE            1,839,365
Dynegy Inc New                   CL A             26816Q101    9,599  1,999,739   SH          SOLE            1,999,739
Select Sector SPDR TR            SBI INT-ENERGY   81369Y506      120      3,000   SH  PUT     SOLE                3,000
Gap Inc Del                      COM              364760908      207      3,770   SH  CALL    SOLE                3,770
Grey Wolf Inc                    COM              397888108   20,031  2,692,396   SH          SOLE            2,692,396
Hythiam Inc                      COM              44919F104    1,438    156,427   SH          SOLE              156,427
Ishares Trust                    Russell 2000     464287655    1,122     14,758   SH          SOLE               14,758
Ishares Trust                    Russell 2000     464287955    1,203      6,877   SH  PUT     SOLE                6,877
Lear Corp                        COM              521865955      289      1,345   SH  PUT     SOLE                1,345
NationsHealth Inc                COM              63860C100    2,226    517,738   SH          SOLE              517,738
NationsHealth Inc                W EXP 8/24/07    63860C118      490    754,362   SH          SOLE              754,362
Outdoor Channel Holdings Inc.    COM NEW          690027206      305     29,912   SH          SOLE               29,912
Owens-Illinois                   COM NEW          690768403    5,325    306,559   SH          SOLE              306,559
Paxar Corp                       COM              704227107   17,966    918,038   SH          SOLE              918,038
Terra Inds  Inc.                 COM              880915103    7,108  1,008,207   SH          SOLE            1,008,207
Time Warner  Inc                 COM              887317905       45        660   SH  CALL    SOLE                  660
UAL Corp                         COM NEW          902549807   21,525    539,075   SH          SOLE              539,075
United Rentals Inc               COM              911363959       12        596   SH  PUT     SOLE                  596
United Rentals Inc               COM              911363109   25,397    736,148   SH          SOLE              736,148
Walgreen Co                      COM              931422959    1,464      6,578   SH  CALL    SOLE                6,578
Weyerhaeuser Co                  COM              962166104   16,797    231,910   SH          SOLE              231,910

                                             Value Total    $203,099

                                             Entry Total:         26
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